Income taxes	12 Months Ended
Dec. 31, 2019
Disclosure of current, deferred and income taxes [Abstract]
Disclosure Of Current Deferred And Income Taxes Explanatory [Text Block]
Note 24 Income taxes

Current tax asset
s

Taxes receivables are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Refundable tax previous year	5,484,216	11,884,421
Taxes under claim (1)	-	968,195
Argentinean tax credits	1,140,073	440,172
Monthly provisions	8,136,478	3,686,905
Payment of absorbed profit provision	4,830	-
Other credits	366,693	322,736
Total	15,132,290	17,302,429
(1)

This item includes claims for refund of first category taxes (Provisional payment of absorbed profit) for an amount of ThCh$ 968,195  as of December 31, 2018, that was presented in April 2014 from the commercial year 2013
, which was recovered the second quarter of 2019.

Current tax assets non-current

Taxes receivables are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Taxes under claim (1)	-	1,173,281
Others (2)	2,305,129	97,660
Total	2,305,129	1,270,941
(1)

This item includes claims for refund of first category taxes (Provisional payment of absorbed profit) that was presented in April 2010 from the commercial year 2009.
(2)

Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Current tax
liabilities

Taxes payable are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Chilean Tax income (expense)	12,928,404	71,587,790
Monthly provisional payments	6,133,335	3,946,196
Chilean direct taxes	165,936	101,474
Other	1,276,699	249,989
Total	20,504,374	75,885,449

Tax expense

The income tax and deferred tax expense for the years ended as of December 31, 2019, 2018 and 2017, are detailed as follows:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	(8,160,347)	9,930,675	(500,800)
Prior year adjustments	(1,390,633)	484,985	569,212
Effect of change in tax rates	-	23,903	(50,071)
Tax benefits (loss)	11,804,310	(1,795,446)	611,282
Total deferred tax expense	2,253,330	8,644,117	629,623
Current tax expense	(43,516,068)	(144,929,220)	(47,841,130)
Prior period adjustments	1,286,824	158,286	(1,154,469)
Total expenses (income) for current taxes	(42,229,244)	(144,770,934)	(48,995,599)
(Loss) Income from income tax	(39,975,914)	(136,126,817)	(48,365,976)

Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	93,416	(16,196)	728
Actuarial gains and losses deriving from defined benefit plans	1,097,001	408,928	(73,169)
Charge to equity	1,190,417	392,732	(72,441)

Effective Rate

The Company’s income tax expense as of
December 31, 2019, 2018 and 2017
represents
21.54%
, 29.71% and 24.62%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2019		2018		2017
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	185,621,574		458,211,348		196,474,395
Income tax using the statutory rate	(50,117,825)	27.00	(123,717,064)	27.00	(50,100,971)	25.50
Adjustments to reach the effective rate
Tax effect of permanent differences, net	9,105,693	(4.91)	(14,596,485)	3.19	4,071,180	(2.07)
Effect of change in tax rate	-	-	23,903	(0.01)	(50,071)	0.03
Effect of tax rates in Argentina and Uruguay	1,140,027	(0.61)	1,519,558	(0.33)	(1,700,857)	0.86
Prior year adjustments	(103,809)	0.06	643,271	(0.14)	(585,257)	0.30
Income tax, as reported	(39,975,914)	21.54	(136,126,817)	29.71	(48,365,976)	24.62

Deferred taxes

Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Deferred taxes assets
Accounts receivable impairment provision	1,216,921	1,406,961
Other non-tax expenses	7,984,991	8,825,378
Benefits to staff	3,785,361	3,468,874
Inventory impairment provision	283,440	352,183
Severance indemnity	8,649,423	6,829,816
Inventory valuation	2,311,192	2,143,768
Intangibles	294,209	241,802
Other assets	22,334,415	14,883,181
Tax loss carryforwards	14,888,509	3,782,552
Subtotal by deferred tax assets	61,748,461	41,934,515
Deferred tax liabilities offset	(7,219,813)	(4,243,427)
Total assets from deferred taxes	54,528,648	37,691,088

Deferred taxes liabilities
Property, plant and equipment depreciation	74,003,316	51,471,109
Agricultural operation expenses	6,123,595	7,150,018
Manufacturing indirect activation costs	5,786,780	5,743,496
Intangibles	17,505,666	16,614,440
Land	25,775,281	25,408,185
Other liabilities	9,607,733	6,356,350
Subtotal by deferred tax liabilities	138,802,371	112,743,598
Deferred tax assets offset	(7,219,813)	(4,243,427)
Total liabilities from deferred taxes	131,582,558	108,500,171
Total	(77,053,910)	(70,809,083)

No deferred taxes have been recorded for temporary differences between the taxes and accounting value generated by investments in subsidiaries; consequently deferred tax is not recognized for the translation adjustments or investments in joint ventures and associates.

In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely. Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.

Changes in deferred tax assets are detailed as follows:

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2018	(53,998,782)
Deferred taxes related to credited items (charged) directly to equity (1)	(23,732,154)
Deferred taxes from tax loss carry forwards absorption	8,644,117
Conversion effect	(1,036,695)
Deferred taxes against equity	408,928
Deferred taxes from business combinations	(805,010)
Other deferred movements taxes	(289,487)
Changes	(16,810,301)
As of December 31, 2018	(70,809,083)

As of January 1, 2019
Deferred taxes related to credited items (charged) directly to equity	(9,909,958)
Deferred taxes from tax loss carry forwards absorption	2,253,330
Conversion effect	2,461,738
Deferred taxes against equity	1,097,001
Deferred taxes from business combinations	(2,146,938)
Changes	(6,244,827)
As of December 31, 2019	(77,053,910)

(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.

On September 29, 2014 Act No. 20,780 was published in Chile, regarding the so called “Tax reform” which introduces amendments, among others, to the Income tax system. The said Act provides that corporations will apply by default the "Partially Integrated System", unless a future Extraordinary Shareholders Meeting agrees to opt for the "Attributed Income Regime”. The Act provides for the "Partially Integrated System" a gradual increase in the First Category Income tax rate, going from 20% to 21% for the business year 2014, to 22.5% for the business year 2015, to 24% for the business year 2016, to 25.5% for the business year 2017 and to 27% starting 2018 business year.

Additionally, in Argentina a Tax Reform No. 27,430 was approved by the government, which, amongst other measures, increases the excise tax on several beverages, including beer from 8% to 14% on the producer price, that applies as of March 1st, 2018, and also gradually reduces for the reporting year 2018 the corporate income tax rate from 35% to 25% (30% for the year 2018 and 2019, and 25% as the year 2020). The effects as of December 31st, 2017 were recognized, without affecting significantly the Consolidated Financial Statements. Additionally, on earnings distributed as dividends a retention will apply that will gradually increase from 0% to 13% (7% for the year 2018 and 2019, and 13% as the year 2020), applicable as of the reporting results 2018.

This law also provides an option to revalue fixed assets excluding vehicles, on their values as of December 31, 2017, and it must be applied to all assets that belong to the same category. This revaluation can then be deducted as depreciation or as a tax cost when the good is sold. In the case of annual recurring depreciation, the remaining useful life of the assets to be re-evaluated can never be less than 5 years. In the case of sale in the first two years, the value of the revaluation to be considered is reduced by 60% (first year) or 30% (second year). These revalued assets will also be updated by inflation beginning from January 2018. In order to qualify for this benefit, a special tax must be paid on the revaluation value for December 31, 2017, with a rate ranging from 8% to 10%, depending on the category to which the revalued asset belongs. The Company has decided to use this option. As a result of the above, the Company has determined to record, in these Consolidated Financial Statements, a Net gain equivalent to ThCh$ 6,821,753.

On December 21, 2019, the law N° 27,541 called the "Law of Social Solidarity and Productive Reactivation in the Public Emergency" which modifies some articles of law N° 27,430 was postponed. This change mainly postpones one more year (for the year 2020) the increase of the income tax rate of 30% and the withholding tax rate on dividends of 7%, setting up the income tax rate in 25% and the withholding tax rate in 13% on dividends.